iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .6%
Aptiv PLC
(a)
............................. 41,831 $ 2,362,197
BorgWarner, Inc. ......................... 40,492 2,580,960
Gentex Corp. ........................... 42,064 982,615
Lear Corp. ............................. 9,977 1,303,395
QuantumScape Corp. , Class A
(a) (b)
............. 98,966 516,603
7,745,770
a
Automobiles  —  9 .1%
Ford Motor Co. .......................... 772,583 11,341,518
General Motors Co. ....................... 178,226 15,837,162
Rivian Automotive, Inc. , Class A
(a)
.............. 176,125 2,680,623
Tesla, Inc.
(a)
............................. 249,148 77,537,349
Thor Industries, Inc. ....................... 9,936 744,902
108,141,554
a
Broadline Retail  —  17 .5%
Amazon.com, Inc.
(a)
....................... 702,805 190,867,782
Coupang, Inc. , Class A
(a)
.................... 246,276 4,026,613
Dillard's, Inc. , Class A
(b)
..................... 634 373,007
eBay, Inc. .............................. 87,844 10,015,094
Etsy, Inc.
(a)
............................. 18,520 1,512,714
Macy's, Inc. ............................ 52,070 1,292,377
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 11,980 880,171
208,967,758
a
Commercial Services & Supplies  —  0 .9%
Copart, Inc.
(a)
........................... 174,340 5,076,781
RB Global, Inc. .......................... 36,754 4,033,384
Rollins, Inc. ............................. 58,742 2,230,434
11,340,599
a
Consumer Staples Distribution & Retail  —  10 .5%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 25,510 2,494,368
Costco Wholesale Corp. .................... 52,203 49,691,514
Dollar General Corp. ...................... 43,480 5,524,134
Dollar Tree, Inc.
(a)
......................... 36,623 4,658,812
Target Corp. ............................ 89,721 12,963,787
Walmart, Inc. ............................ 449,798 50,017,537
125,350,152
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 27,154 3,377,143
LKQ Corp. ............................. 50,186 1,126,676
Pool Corp. ............................. 6,357 1,180,558
5,684,377
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a)
.......... 10,358 772,085
Duolingo, Inc. , Class A
(a)
.................... 7,603 1,024,960
Grand Canyon Education, Inc.
(a)
............... 5,128 745,304
H&R Block, Inc. .......................... 24,801 1,091,988
Service Corp. International .................. 26,504 2,284,380
5,918,717
a
Entertainment  —  12 .1%
Electronic Arts, Inc. ....................... 49,502 10,388,490
Liberty Live Holdings, Inc. , Class A
(a)
............ 3,866 366,187
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 9,531 939,757
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 4,636 416,359
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 42,941 4,213,800
Live Nation Entertainment, Inc.
(a)
.............. 31,602 5,502,856
Madison Square Garden Sports Corp.
(a)
.......... 3,170 1,247,966
Netflix, Inc.
(a)
............................ 613,410 43,987,631
Security Shares Value
a
Entertainment (continued)
ROBLOX Corp. , Class A
(a)
................... 125,736 $ 4,476,202
Spotify Technology SA
(a) (b)
................... 31,220 15,608,127
Take-Two Interactive Software, Inc.
(a)
............ 36,199 8,793,461
TKO Group Holdings, Inc. , Class A ............. 12,231 2,223,718
Walt Disney Co. (The) ..................... 350,706 33,734,410
Warner Bros Discovery, Inc.
(a) (b)
............... 475,560 12,507,228
144,406,192
a
Ground Transportation  —  2 .5%
Avis Budget Group, Inc.
(a) (b)
.................. 3,418 469,770
Lyft, Inc. , Class A
(a)
........................ 74,615 1,183,394
Uber Technologies, Inc.
(a)
................... 387,257 27,247,402
U-Haul Holding Co. , NVS ................... 19,993 1,251,162
U-Haul Holding Co.
(a) (b)
..................... 1,668 118,278
30,270,006
a
Hotels, Restaurants & Leisure  —  19 .0%
Airbnb, Inc. , Class A
(a)
...................... 81,738 12,384,942
Aramark ............................... 51,767 2,949,166
Booking Holdings, Inc. ..................... 153,026 29,518,715
Boyd Gaming Corp. ....................... 10,088 858,085
Caesars Entertainment, Inc.
(a)
................ 39,905 1,187,174
Carnival Corp. Ltd. ........................ 252,129 7,011,708
Cava Group, Inc.
(a)
........................ 19,843 1,294,359
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 252,386 9,393,807
Choice Hotels International, Inc. ............... 5,481 611,077
Churchill Downs, Inc. ...................... 12,984 1,094,551
Darden Restaurants, Inc. ................... 22,626 4,606,201
Domino's Pizza, Inc. ....................... 5,892 2,047,116
DraftKings, Inc. , Class A
(a)
................... 94,234 2,212,614
Dutch Bros, Inc. , Class A
(a)
.................. 23,188 1,526,466
Expedia Group, Inc. ....................... 22,557 6,648,450
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 27,995 2,924,638
Hilton Worldwide Holdings, Inc. ............... 44,113 14,137,775
Hyatt Hotels Corp. , Class A
(b)
................. 7,838 1,364,282
Las Vegas Sands Corp. .................... 54,524 2,665,678
Marriott International, Inc. , Class A ............. 43,119 16,076,057
McDonald's Corp. ........................ 140,382 37,992,984
MGM Resorts International
(a)
................. 36,766 1,638,661
Norwegian Cruise Line Holdings Ltd.
(a)
........... 90,273 1,672,759
Planet Fitness, Inc. , Class A
(a)
................ 15,615 873,035
Restaurant Brands International, Inc. ............ 67,783 5,017,298
Royal Caribbean Cruises Ltd. ................ 49,704 15,820,783
Starbucks Corp. .......................... 225,524 23,736,401
Texas Roadhouse, Inc. , Class A ............... 12,988 2,668,255
Travel + Leisure Co. ....................... 11,711 890,270
Vail Resorts, Inc. ......................... 6,987 1,043,718
Viking Holdings Ltd.
(a)
...................... 35,002 3,652,459
Wingstop, Inc. ........................... 5,356 693,548
Wyndham Hotels & Resorts, Inc. .............. 14,470 1,083,224
Wynn Resorts Ltd. ........................ 15,002 1,489,849
Yum! Brands, Inc. ........................ 54,627 8,373,227
227,159,332
a
Household Durables  —  3 .1%
DR Horton, Inc. .......................... 49,683 7,107,650
Garmin Ltd. ............................. 32,478 9,541,387
Lennar Corp. , Class A ...................... 40,405 3,327,352
Lennar Corp. , Class B ..................... 1,776 143,323
NVR, Inc.
(a)
............................. 519 3,190,319
PulteGroup, Inc. ......................... 37,382 4,727,701
SharkNinja, Inc.
(a) (b)
....................... 16,545 2,676,485
Somnigroup International, Inc. ................ 40,230 2,628,226
Toll Brothers, Inc. ......................... 18,630 2,717,931

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
Whirlpool Corp. .......................... 12,222 $ 458,325
36,518,699
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 27,802 2,611,720
Mattel, Inc.
(a)
............................ 57,024 860,492
YETI Holdings, Inc.
(a)
...................... 14,879 728,178
4,200,390
a
Media  —  1 .5%
Fox Corp. , Class A , NVS .................... 39,244 2,285,178
Fox Corp. , Class B ........................ 27,208 1,413,184
New York Times Co. (The) , Class A ............. 30,432 2,279,052
News Corp. , Class A , NVS .................. 73,237 2,018,412
News Corp. , Class B ...................... 24,081 753,013
Nexstar Media Group, Inc. , Class A ............. 5,631 1,072,874
Omnicom Group, Inc. ...................... 55,957 4,403,816
Sirius XM Holdings, Inc. .................... 35,005 1,036,848
Trade Desk, Inc. (The) , Class A
(a)
.............. 82,681 1,491,565
Versant Media Group, Inc. ................... 27,915 1,004,661
17,758,603
a
Passenger Airlines  —  2 .2%
Alaska Air Group, Inc.
(a)
..................... 21,922 1,040,199
American Airlines Group, Inc.
(a)
................ 128,961 1,969,234
Delta Air Lines, Inc. ....................... 129,441 11,318,321
Southwest Airlines Co. ..................... 91,014 4,092,900
United Airlines Holdings, Inc.
(a)
................ 63,886 7,751,288
26,171,942
a
Personal Care Products  —  0 .4%
elf Beauty, Inc.
(a)
......................... 11,407 945,526
Estee Lauder Companies, Inc. (The) , Class A ...... 48,775 4,092,223
5,037,749
a
Specialty Retail  —  16 .4%
AutoNation, Inc.
(a)
......................... 4,869 1,034,176
AutoZone, Inc.
(a)
......................... 3,255 9,817,894
Bath & Body Works, Inc. .................... 39,726 799,287
Best Buy Co., Inc. ........................ 38,901 3,355,600
Burlington Stores, Inc.
(a)
.................... 12,378 4,561,046
CarMax, Inc.
(a)
........................... 27,970 1,601,562
Carvana Co. , Class A
(a)
..................... 137,023 8,544,754
Chewy, Inc. , Class A
(a)
..................... 46,124 1,042,403
Dick's Sporting Goods, Inc. .................. 12,485 2,445,936
Five Below, Inc.
(a)
......................... 10,725 2,328,719
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 21,048 1,211,733
GameStop Corp. , Class A
(a) (b)
................. 80,956 1,758,364
Gap, Inc. (The) .......................... 43,944 882,835
Home Depot, Inc. (The) .................... 144,502 47,968,884
Lithia Motors, Inc. , Class A .................. 4,438 1,710,494
Lowe's Companies, Inc. .................... 110,828 23,031,167
Murphy USA, Inc. ........................ 3,305 2,008,647
O'Reilly Automotive, Inc.
(a)
................... 164,052 14,658,046
Penske Automotive Group, Inc. ............... 3,490 758,412
Ross Stores, Inc. ......................... 62,451 15,679,573
TJX Companies, Inc. (The) .................. 218,695 34,409,471
Tractor Supply Co. ........................ 103,920 3,197,618
Ulta Beauty, Inc.
(a)
........................ 8,592 4,406,235
Valvoline, Inc.
(a)
.......................... 25,151 966,050
Wayfair, Inc. , Class A
(a)
..................... 20,567 1,746,138
Williams-Sonoma, Inc. ..................... 23,098 5,281,589
195,206,633
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  2 .5%
Amer Sports, Inc.
(a)
........................ 36,285 $ 1,288,480
Birkenstock Holding PLC
(a) (b)
................. 7,938 307,359
Columbia Sportswear Co. ................... 4,246 252,128
Crocs, Inc.
(a)
............................ 9,554 1,223,008
Deckers Outdoor Corp.
(a)
.................... 27,844 2,697,527
Lululemon Athletica, Inc.
(a)
................... 19,719 2,343,998
NIKE, Inc. , Class B ....................... 233,292 9,730,609
On Holding AG , Class A
(a)
................... 44,681 1,619,239
PVH Corp. ............................. 8,959 776,387
Ralph Lauren Corp. , Class A ................. 7,363 2,800,443
Tapestry, Inc. ............................ 39,982 6,092,057
VF Corp. .............................. 69,421 994,109
30,125,344
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 8,610 813,129
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,281,581,694 ) ............................... 1,190,816,946
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 17,357,085 17,362,292
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,913,218 1,913,218
a
Total Short-Term Securities — 1.6%
(Cost: $ 19,270,538 ) ................................. 19,275,510
Total Investments — 101.4%
(Cost: $ 1,300,852,232 ) ............................... 1,210,092,456
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (17,131,163)
Net Assets — 100.0% ................................. $ 1,192,961,293
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,208,248  $ —  $ (845,329)
(a)
$ (866) $ 239  $ 17,362,292  17,357,085  $ 17,938
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,564,583  —  (651,365)
(a)
—  —  1,913,218  1,913,218  14,946  —
$ —  $ (866) $ 239
$ 19,275,510
$ 32,884  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index .............................................. 7 09/18/26 $ 1,649 $ (1,622)
E-Mini S&P Communication Services Select Sector Index .......................................... 2 09/18/26 284 (6,318)
$ (7,940)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 1,190,816,946 $ — $ — $ 1,190,816,946
Short-Term Securities
Money Market Funds ............................................ 19,275,510 — — 19,275,510
$ 1,210,092,456 $ — $ — $ 1,210,092,456
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ................................................. $ (7,940) $ — $ — $ (7,940)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)